Income Taxes (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total Income Tax Expenses [Line Items]
Income from continuing operations	$ 10,671	$ 11,405	$ 21,591
Other comprehensive gain (loss)	6	(168)	43
Excess tax benefits allocated to additional paid-in capital from share-based compensation	0	(771)	(1,232)
Previously unrecognized excess tax benefits adjusted to retained earnings	(141)	0	0
Total income tax expense	$ 10,536	$ 10,466	$ 20,402